Advances From Customers - Summary of Movement in Advances From Customers Contract with Customers Liability (Detail) - Boa Vista Servicos S A [member] - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2022
Advances From Customers [Line Items]
Beginning balance	R$ 0	R$ 2,232
Additions	10,150	17,979
Utilization	(6,921)	(20,211)
Ending balance	R$ 3,229	R$ 0